Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0		$ 0
Carrying value of intangible assets, exceeding the fair value					30,100,000
IMPAIRMENT OF INTANGIBLE ASSETS					30,142,000
Amortization of other intangible assets	$ 19,235,000		$ 4,041,000		$ 9,907,000